Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt
Note 10: Debt

The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2012	2011

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
Unamortized original issue discount	(4.1)	(3.8)
Other debt	19.6	70.0
Obligations under capital leases	60.7	18.6
	2,076.2	1,584.8
Current maturities	(29.2)	(10.6)

Long-term maturities	$2,047.0	$1,574.2

Senior Notes
On May 17, 2012, the Company completed the public offering of $500.0 million in aggregate principal amount of senior unsecured notes as follows:
•	$250.0 million principal amount of 1.6% Senior Notes due April 30, 2015; and
•	$250.0 million principal amount of 3.6% Senior Notes due April 30, 2022.
Interest on the 1.6% and 3.6% Senior Notes is payable on April 30 and October 30 of each year, beginning October 30, 2012.  The 1.6% and 3.6% Senior Notes were sold at 99.957% and 99.744% of principal amount, respectively, and can both be redeemed in whole or in part by the Company prior to maturity for an amount equal to the principal amount of the notes redeemed plus, under certain circumstances, a make-whole premium as described further in the Supplemental Indenture for each respective Senior Note.
The Floating Rate Senior Notes due June 2, 2014 bear interest based on the 3-month London Interbank Offered Rate (LIBOR) plus 0.93%, per annum (1.24% and 1.46% at December 31, 2012 and 2011, respectively).
The 6.375%, 4.5%, 7.0%  and 5.95% Senior Notes can all be redeemed in whole or in part by the Company prior to maturity in accordance with the terms of the respective Supplemental Indentures.  The Floating Rate Senior Notes are not redeemable by the Company prior to maturity.
All of the Company's senior notes rank equally with the Company's other existing unsecured and unsubordinated debt.
Proceeds from the issuance of the Senior Notes in 2012 were used to (i) fund the acquisition of TTS, as described further in Note 2 of the Notes to Consolidated Condensed Financial Statements, (ii) repay certain indebtedness of our Brazilian subsidiary to unaffiliated third parties and, (iii) meet certain other general corporate needs.

Multicurrency Revolving Letter of Credit and Credit Facilities
On June 6, 2011, the Company entered into a Second Amendment to its Credit Agreement dated April 14, 2008 (the Amended Credit Agreement).  This amendment increased the Company's multicurrency borrowing capacity to $835.0 million and extended the maturity date to June 6, 2016.  Under the Amended Credit Agreement, the Company may borrow funds at LIBOR plus a spread, which varies based on the Company's current debt rating, and, if aggregate outstanding credit exposure exceeds one-half of the total facility amount, an additional fee will be incurred.  At December 31, 2012, the Company had issued letters of credit totaling $25.4 million under this Amended Credit Agreement with the remaining amount of $809.6 million available for future use.
The Company also has a three-year $250.0 million committed multi-currency revolving letter of credit facility with a third party bank expiring on February 2, 2015.  At December 31, 2012, the Company had issued letters of credit totaling $199.0 million under this revolving credit facility, leaving a remaining amount of $51.0 million available for future use.

Other
Other debt, some of which is held by entities located in countries with high rates of inflation, has a weighted-average interest rate of 9.2% at December 31, 2012 (9.1% at December 31, 2011).
Future maturities of the Company's debt (excluding the remaining amount of unamortized discount and capital leases) are approximately $18.9 million in 2013, $250.3 million in 2014, $250.3 million in 2015, and $1,500.1 million thereafter.
In addition to the above, the Company also has other unsecured and uncommitted credit facilities available to its foreign subsidiaries to fund ongoing operating activities. Certain of these facilities also include annual facility fees.

Information on interest expensed and paid during the three years ended December 31, 2012 was as follows:

	Year Ended December 31
(dollars in millions)	2012	2011	2010

Interest expensed	$104.4	$92.4	$82.2
Interest paid	$96.7	$102.8	$73.0